UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09397
                                                     ---------

                           The Gabelli Utilities Fund
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             COMMON STOCKS -- 79.8%
             AVIATION: PARTS AND SERVICES -- 0.1%
     15,000  Curtiss-Wright Corp............... $    455,250
                                                ------------
             CABLE AND SATELLITE -- 2.0%
      5,000  Cablevision Systems Corp., Cl. A+       113,550
     10,000  Cogeco Cable Inc..................      231,537
     40,000  Cogeco Inc........................      840,975
      5,000  Comcast Corp., Cl. A+.............      184,250
     90,000  EchoStar Communications Corp.,
               Cl. A+ .........................    2,946,600
     50,000  Liberty Global Inc., Cl. A+.......    1,287,000
      6,000  Mediacom Communications Corp.,
               Cl. A+ .........................       42,720
     27,000  Rogers Communications Inc., Cl. B     1,481,490
      6,000  Shaw Communications Inc.,
               Cl. B, New York ................      180,120
     75,000  The DIRECTV Group Inc.+...........    1,476,000
                                                ------------
                                                   8,784,242
                                                ------------
             DIVERSIFIED INDUSTRIAL -- 0.2%
     10,000  Cooper Industries Ltd., Cl. A.....      852,200
      2,000  Mueller Water Products Inc.,
               Cl. A+ .........................       29,220
                                                ------------
                                                     881,420
                                                ------------
             ELECTRONICS -- 0.3%
    100,000  Symbol Technologies Inc...........    1,486,000
                                                ------------
             ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.0%
      1,000  Ormat Technologies Inc. ..........       32,720
                                                ------------
             ENERGY AND UTILITIES: CONTRACTORS AND SUPPLIERS -- 0.0%
      1,000  Pike Electric Corp.+..............       14,900
                                                ------------
             ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 37.8%
    235,000  Allegheny Energy Inc.+............    9,439,950
     28,000  ALLETE Inc........................    1,216,600
     63,000  Alliant Energy Corp...............    2,250,990
     55,000  Ameren Corp. .....................    2,903,450
    130,000  American Electric Power Co. Inc...    4,728,100
  1,050,000  Aquila Inc.+......................    4,546,500
      1,000  Avista Corp.......................       23,680
     33,500  Black Hills Corp..................    1,125,935
     15,400  Central Vermont Public
               Service Corp. ..................      340,494
     35,000  Cleco Corp. ......................      883,400
     85,000  CMS Energy Corp.+ ................    1,227,400
     55,000  Constellation Energy Group .......    3,256,000
    400,000  DPL Inc. .........................   10,848,000
      6,000  DTE Energy Co. ...................      249,060
    350,000  Duke Energy Corp. ................   10,570,000
     52,000  Edison International .............    2,165,280
    120,000  El Paso Electric Co.+ ............    2,680,800
      4,000  Entergy Corp. ....................      312,920
     40,000  Exelon Corp. .....................    2,421,600
     50,000  FirstEnergy Corp. ................    2,793,000
     63,600  Florida Public Utilities Co. .....      877,680
    215,000  FPL Group Inc. ...................    9,675,000
    180,000  Great Plains Energy Inc. .........    5,583,600
     62,200  Green Mountain Power Corp. .......    2,075,614

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

     95,000  Hawaiian Electric Industries Inc.  $  2,570,700
     29,300  Maine & Maritimes Corp.+..........      490,775
    150,500  MGE Energy Inc. ..................    4,873,190
     45,000  NiSource Inc. ....................      978,300
    120,000  NorthWestern Corp. ...............    4,197,600
     55,000  NRG Energy Inc.+ .................    2,491,500
    188,000  OGE Energy Corp. .................    6,788,680
    100,000  Otter Tail Corp. .................    2,924,000
     28,000  PG&E Corp. .......................    1,166,200
    101,000  Pinnacle West Capital Corp. ......    4,550,050
     41,000  PPL Corp. ........................    1,348,900
    105,000  Progress Energy Inc. .............    4,764,900
     55,000  Public Service Enterprise
               Group Inc. .....................    3,365,450
     30,000  Puget Energy Inc. ................      681,900
    120,000  SCANA Corp. ......................    4,832,400
    112,000  TECO Energy Inc. .................    1,752,800
     50,000  The Empire District Electric Co.      1,119,000
    130,000  The Southern Co. .................    4,479,800
      8,000  TXU Corp. ........................      500,160
     70,000  Unisource Energy Corp. ...........    2,333,100
     15,000  Unitil Corp. .....................      364,500
    145,000  Vectren Corp. ....................    3,893,250
    473,000  Westar Energy Inc. ...............   11,120,230
    120,000  Wisconsin Energy Corp. ...........    5,176,800
     90,000  WPS Resources Corp. ..............    4,466,700
    200,000  Xcel Energy Inc. .................    4,130,000
                                                ------------
                                                 167,555,938
                                                ------------
             ENERGY AND UTILITIES: ELECTRIC TRANSMISSION
               AND DISTRIBUTION -- 7.2%
     50,000  CH Energy Group Inc. .............    2,573,500
     75,000  Consolidated Edison Inc. .........    3,465,000
    270,000  Duquesne Light Holdings Inc. .....    5,308,200
    191,000  Energy East Corp. ................    4,530,520
    175,000  Northeast Utilities ..............    4,072,250
    260,000  NSTAR ............................    8,673,600
    110,000  Pepco Holdings Inc. ..............    2,658,700
     16,666  UIL Holdings Corp. ...............      624,975
                                                ------------
                                                  31,906,745
                                                ------------
             ENERGY AND UTILITIES: GLOBAL UTILITIES -- 6.6%
      4,000  Areva ............................    2,427,562
     24,000  Chubu Electric Power Co. Inc. ....      623,746
    192,000  Electric Power Development Co. Ltd.   6,842,921
        300  Electricite de France ............       16,662
    100,000  Endesa SA ........................    4,254,321
    130,000  Enel SpA .........................    1,186,074
      4,000  Energias de Portugal SA, ADR .....      172,680
    100,000  Hera SpA .........................      373,442
     12,000  Hokkaido Electric Power Co. Inc.        291,048
     24,000  Hokuriku Electric Power Co. ......      501,841
      2,000  Iberdrola SA .....................       89,525
     74,200  Korea Electric Power Corp., ADR ..    1,450,610
     24,000  Kyushu Electric Power Co. Inc. ...      566,857

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: GLOBAL UTILITIES (CONTINUED)
      8,775  National Grid plc, ADR ........... $    550,105
      2,000  Niko Resources Ltd ...............      118,989
     71,428  Scottish Power plc ...............      871,302
     31,746  Scottish Power plc, ADR ..........    1,541,586
     30,000  Scottish Power plc, Cl. B+ .......      203,617
     24,000  Shikoku Electric Power Co. Inc. ..      523,174
      2,000  Snam Rete Gas SpA ................        9,713
     24,000  The Chugoku Electric Power Co. Inc.     505,905
     96,000  The Kansai Electric Power Co. Inc.    2,214,603
     32,000  The Tokyo Electric Power Co. Inc.       921,058
    140,000  Tohoku Electric Power Co. Inc. ...    3,063,704
                                                ------------
                                                  29,321,045
                                                ------------
             ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.7%
     40,000  Mirant Corp.+ ....................    1,092,400
     90,000  The AES Corp.+ ...................    1,835,100
                                                ------------
                                                   2,927,500
                                                ------------
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 6.7%
    350,000  El Paso Corp. ....................    4,774,000
     20,000  Energen Corp. ....................      837,400
     33,100  EnergySouth Inc. .................    1,117,125
     64,600  Kinder Morgan Inc. ...............    6,773,310
    115,000  National Fuel Gas Co. ............    4,180,250
    178,000  ONEOK Inc. .......................    6,726,620
    190,000  Southern Union Co. ...............    5,017,900
                                                ------------
                                                  29,426,605
                                                ------------
             ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 8.6%
    130,500  Atmos Energy Corp. ...............    3,725,775
     60,000  Cascade Natural Gas Corp. ........    1,565,400
     41,000  Chesapeake Utilities Corp. .......    1,232,050
     26,700  Corning Natural Gas Corp.+ .......      428,535
    225,000  KeySpan Corp. ....................    9,256,500
     27,000  Nicor Inc. .......................    1,154,520
    200,000  Peoples Energy Corp. .............    8,130,000
     60,000  Piedmont Natural Gas Co. Inc. ....    1,518,600
     60,000  SEMCO Energy Inc.+ ...............      338,400
     60,000  South Jersey Industries Inc. .....    1,794,600
    200,000  Southwest Gas Corp. ..............    6,664,000
     64,900  The Laclede Group Inc. ...........    2,081,992
                                                ------------
                                                  37,890,372
                                                ------------
             ENERGY AND UTILITIES: OIL -- 1.2%
      3,000  Cameron International Corp.+ .....      144,930
    100,000  Halliburton Co. ..................    2,845,000
      2,000  Transocean Inc.+ .................      146,460
     50,000  Weatherford International Ltd.+ ..    2,086,000
                                                ------------
                                                   5,222,390
                                                ------------
             ENERGY AND UTILITIES: SERVICES -- 0.3%
    105,000  ABB Ltd., ADR ....................    1,383,900
                                                ------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             ENERGY AND UTILITIES: WATER -- 0.5%
      3,000  American States Water Co. ........ $    114,750
      4,500  Aqua America Inc. ................       98,730
      2,000  California Water Service Group ...       73,860
      2,000  Consolidated Water Co. Ltd .......       49,140
      6,000  Middlesex Water Co. ..............      115,380
     20,000  Pennichuck Corp. .................      370,600
     42,200  SJW Corp. ........................    1,262,202
     61,600  Suez SA, Strips+ .................          781
      2,000  United Utilities plc, ADR ........       52,960
      1,650  York Water Co. ...................       31,383
                                                ------------
                                                   2,169,786
                                                ------------
             ENTERTAINMENT -- 1.0%
     50,000  Time Warner Inc...................      911,500
     96,000  Vivendi...........................    3,460,874
                                                ------------
                                                   4,372,374
                                                ------------
             ENVIRONMENTAL SERVICES -- 0.0%
      2,000  Veolia Environnement .............      120,744
                                                ------------
             HEALTH CARE -- 0.0%
      4,000  Tsumura & Co. ....................       92,444
                                                ------------
             METALS AND MINING -- 0.6%
     10,000  Alliance Holdings GP LP ..........      193,100
     12,000  Alliance Resource Partners LP ....      417,840
     10,000  Compania de Minas
               Buenaventura SA, ADR                  270,000
     33,000  James River Coal Co.+ ............      348,150
     35,000  Peabody Energy Corp. .............    1,287,300
                                                ------------
                                                   2,516,390
                                                ------------
             TELECOMMUNICATIONS -- 3.9%
    100,000  AT&T Inc. ........................    3,256,000
     40,000  BellSouth Corp. ..................    1,710,000
     40,000  Cincinnati Bell Inc.+ ............      192,800
     12,000  Embarq Corp. .....................      580,440
        200  Hutchison Telecommunications
               International Ltd.+ ............          354
        600  Mobistar SA ......................       49,682
     50,000  Portugal Telecom SGPS SA .........      624,517
     50,000  Portugal Telecom SGPS SA, ADR ....      624,000
        200  PT Indosat Tbk ...................          112
    215,000  Sprint Nextel Corp. ..............    3,687,250
        600  Tele2 AB, Cl. B ..................        6,059
     30,000  Telecom Italia SpA, ADR ..........      849,900
      1,066  Telefonica SA, ADR ...............       55,229
     13,000  Telephone & Data Systems Inc. ....      547,300
    140,000  Verizon Communications Inc. ......    5,198,200
                                                ------------
                                                  17,381,843
                                                ------------
             TRANSPORTATION -- 0.3%
     35,000  GATX Corp. .......................    1,447,950
                                                ------------

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             COMMON STOCKS (CONTINUED)
             WIRELESS COMMUNICATIONS -- 1.8%
     10,000  America Movil SA de CV, Cl. L, ADR $    393,700
     17,000  China Mobile Ltd., ADR ...........      600,950
     17,000  China Unicom Ltd., ADR ...........      166,260
      2,000  Cosmote Mobile
               Telecommunications SA                  47,933
      2,600  Mobile TeleSystems, ADR ..........       98,202
        190  MobileOne Ltd. ...................          252
    100,000  Price Communications Corp.+ ......    1,930,000
     28,000  SK Telecom Co. Ltd., ADR .........      661,640
        200  SmarTone Telecommunications
               Holdings Ltd. ..................          192
     64,000  United States Cellular Corp.+ ....    3,820,800
      5,000  Vimpel-Communications, ADR+ ......      302,950
                                                ------------
                                                   8,022,879
                                                ------------
             TOTAL COMMON STOCKS ..............  353,413,437
                                                ------------
             EXCHANGE TRADED FUNDS -- 2.5%
     89,000  Utilities HOLDRs Trust ...........   10,954,120
                                                ------------
             CONVERTIBLE PREFERRED STOCKS -- 0.3%
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.2%
        800  El Paso Corp.,
               4.990% Cv. Pfd. (a) ............      972,867
                                                ------------
             TELECOMMUNICATIONS -- 0.1%
     11,400  Cincinnati Bell Inc.,
             6.750% Cv. Pfd., Ser. B ..........      501,600
                                                ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS    1,474,467
                                                ------------

    PRINCIPAL
      AMOUNT
     --------
             CONVERTIBLE BONDS -- 0.5%
             TELECOMMUNICATIONS -- 0.5%
 $2,500,000  Nortel Networks Corp.,
               Cv.,4.250%, 09/01/08 ...........    2,400,000
                                                ------------
      SHARES
     -------
             WARRANTS -- 0.1%
             ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.1% 3,480 Mirant Corp., Ser. A,
               expire 01/03/11+ ...............       35,496
     38,363  Mirant Corp., Ser. B,
               expire 01/03/11+ ...............      416,239
                                                ------------
                                                     451,735
                                                ------------

 PRINCIPAL                                        MARKET
   AMOUNT                                         VALUE*
  --------                                        ------
             U.S. GOVERNMENT OBLIGATIONS -- 16.8%
$75,302,000  U.S. Treasury Bills,
               4.706% to 5.209%++,
               10/12/06 to 03/29/07 ........... $ 74,356,678
                                                ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $391,873,296)              $443,050,437
                                                ============
------------------
              Aggregate book cost.............. $391,873,296
                                                ============
              Gross unrealized appreciation.... $ 54,451,896
              Gross unrealized depreciation....   (3,274,755)
                                                ------------
              Net unrealized appreciation
                (depreciation) ................ $ 51,177,141
                                                ============
------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the Rule 144A security is considered liquid and the market value amounted to $972,867 or 0.22% of total investments.
  + Non-income producing security.
 ++ Represents annualized yield at date of purchase.
ADR American Depository Receipt
  * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.